Condensed Consolidated Balance Sheets (Current Period Unaudited) (USD $)	Jun. 30, 2014	Feb. 12, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 15, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assets
Cash	$ 319,779		$ 266,210	$ 2,744,046
Other current assets	31,123		22,438	17,622
Total Current Assets	350,902		288,648	2,761,668
Equipment, net	7,510		7,405	8,514
Deposits and other assets	8,917		12,777	23,777
Total Assets	367,329		308,830	2,793,959
Liabilities and Stockholders’ Deficiency
Accounts payable and accrued expenses	1,412,642		811,404	603,629
Interest payable	123,086		76,462	37,016
Derivative liabilities	2,348,484	4,587,566			3,472,549
Current portion of 2.5% Senior secured convertible note, net of discount of $0 as of June 30, 2014 and $37,377 as of December 31, 2013	427,500		390,123
Total Current Liabilities	4,311,712		1,277,989	640,645
Senior secured convertible notes, net of current portion	2,660,167		1,170,333	1,762,833
Discount on convertible notes	(2,080,795)		(807,200)	(1,402,030)
Senior secured convertible notes, net of discount	579,372		363,133	360,803
Research and development costs payable in common stock	155,074		1,170,712
Stockholders’ Deficiency:
Preferred stock $0.0001 par value, 10,000,000 shares authorized, none outstanding at June 30, 2014 and December 31, 2013	0		0	0
Common stock $0.0001 par value, 100,000,000 shares authorized, 4,770,207 and 4,158,402 outstanding at June 30, 2014 and December 31, 2013, respectively	477		416	371
Additional paid in capital	22,953,135		19,526,374	16,007,212
Accumulated deficit	(27,632,441)		(22,029,794)	(14,215,072)
Total stockholders’ deficiency	(4,678,829)		(2,503,004)	1,792,511		(6,183,865)	(13,909,120)	189,055	51,377
Total Liabilities and Stockholders’ Deficiency	$ 367,329		$ 308,830	$ 2,793,959